Note 7 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accrued payroll expenses	$ 329,308	$ 230,917
Accrued interest expense	661,480	310,389
Accrued deferred charges	74,863
Accrued general and administrative expenses	209,161	278,826
Accrued commissions	100,793	54,173
Other accrued expenses	778,532	437,988
Total	$ 2,154,137	$ 1,312,293